Remuneration, etc. - Senior Managers Remuneration - Multiannual (Details) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) employee	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 employee
Remuneration of key personnel
Number of persons | employee	202,713	202,251	188,492
Current senior managers
Remuneration of key personnel
Number of persons | employee	18	19
Female remuneration in excess of male, as a percent	0.70%
Retired senior managers
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash		€ 999
Salaries and other remuneration related to retirement	€ 1,861	€ 5,237
Deferred variable compensation plan linked to multiannual objectives | Current senior managers
Remuneration of key personnel
Number of persons | employee	18	19
Variable compensation subject to Long-term objectives, in cash	€ 3,981	€ 4,255
Variable compensation subject to Long-term objectives, in shares	3,981	4,255
Total	€ 7,962	€ 8,510